ROPES & GRAY LLP 191 NORTH WACKER DRIVE 32nd FLOOR CHICAGO, ILLINOIS 60606-4302 WWW.ROPESGRAY.COM

June 20, 2023	Rita Rubin
T +1 312 845 1241
rita.rubin@ropesgray.com

VIA EDGAR

Securities and Exchange Commission

Division of Investment Management

100 F Street, N.E.

Washington, DC 20549-1090

Re: First American Funds Trust (the “Registrant”) - Pre-Effective Amendment No. 1 to Registration
Statement on Form N-14 (File No. 333-261189)

Ladies and Gentlemen:

Enclosed for filing on behalf of the Registrant is Pre-Effective Amendment No. 1 (the “Amendment”) to the registration statement on Form N-14 (the “Registration Statement”). The Registration Statement relates to the proposed reorganization of each series of First American Funds, Inc. (each, a “Target Fund”) into a corresponding series of the Registrant (each, an “Acquiring Fund”), as described in the Registration Statement.

The Proxy Statement/Prospectus contained in the Registration Statement will be furnished in connection with a special meeting of shareholders of the series of First American Funds, Inc., at which time such shareholders will be asked to vote on the proposed reorganization of each Target Fund into the corresponding Acquiring Fund.

Please direct any questions you may have with respect to this filing to me at 312-845-1241. We would greatly appreciate receiving any comments you might have at your earliest convenience.

Sincerely,

/s/ Rita Rubin
Rita Rubin